Organization and Business Description (Details) - Schedule of Income Statement - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Statement [Line Items]
Revenues, net	$ 552,452	$ 232,745
Net loss	$ (2,076,040)	$ (1,175,262)